Summary of Material Accounting Policies - Additional Information (Detail) € / shares in Units, € in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2025 EUR (€) € / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 kr / shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of summary of significant accounting policies [line items]
Nominal amount of treasury shares | €		€ 80			€ 113	€ 146
Nominal value common shares | kr / shares				kr 1
Convertible senior notes [member]
Disclosure of summary of significant accounting policies [line items]
Borrowings, maturity	April 1, 2028	April 2028
American depository shares [member]
Disclosure of summary of significant accounting policies [line items]
Conversion price per share | $ / shares			$ 166.34
Ordinary shares [member]
Disclosure of summary of significant accounting policies [line items]
Nominal value common shares | € / shares		€ 0.13